Segment Reporting	12 Months Ended
Sep. 30, 2021
Disclosure of Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

The Company has determined that it operates in two operating segments: (1) Battery cells and packs segment, and (2) E-bicycle sales segment. The battery cells and packs segment engages in selling battery packs and trading battery cells. The e-bicycle sales segment sells e-bicycles on various e-commerce platforms to individual customers.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the fiscal years ended September 30, 2019, 2020 and 2021:

	Fiscal year ended September 30, 2019
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$1,253,569	$104,080	$1,357,649	$13,552	$1,371,201
Depreciation and amortization	$-	$(424)	$(424)	$(3,178)	$(3,602)
Segment income before tax	$1,119,568	$32,994	$1,152,562	$(111,499)	$1,041,063
Segment gross profit margin	96%	(2)%	87%	39%	86%

	Fiscal year ended September 30, 2020
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$3,148,156	$11,165,290	$14,313,446	$929,836	$15,243,282
Depreciation and amortization	$(2,318)	$(82,896)	$(85,214)	$(466)	$(85,680)
Segment income (loss) before tax	$251,731	$169,452	$421,183	$29,178	$450,361
Segment gross profit margin	15%	9%	11%	10%	11%

	Fiscal year ended September 30, 2021
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$4,288,366	$18,232,537	$22,520,903	$901,103	$23,422,006
Depreciation and amortization	$(804)	$(139,501)	$(140,305)	$(329,543)	$(469,848)
Segment income (loss) before tax	$16,902	$(2,034,515)	$(2,017,613)	$(1,779,032)	$(3,796,645)
Segment gross profit margin	3.2%	1.6%	1.9%	(4.4)%	1.6%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2019, 2020 and 2021:

	For the fiscal years ended September 30,
	2019	2020	2021
Net revenues
Total revenues from reportable segments	$1,357,649	$14,313,446	$22,520,903
Other revenues	13,552	929,836	901,103
Consolidated net revenues	$1,371,201	$15,243,282	$23,422,006

Income or loss
Total operating income (loss) for reportable segments	$1,149,103	$186,758	$(2,040,656)
Other income for reportable segments	3,459	234,425	23,043
Total income for reportable segments	1,152,562	421,183	(2,017,613)

Unallocated amounts:
Other corporate (expense) gain	(111,499)	29,178	(1,779,032)
Consolidated income from continuing operations before income taxes	$1,041,063	$450,361	$(3,796,645)